SUBSEQUENT EVENTS - Transfer of the shareholding control of Amazonas Distribuidora (Details) - Transfer of shareholding control of Amazonas Distribuidora - Oliveira Energia Geracao e Servicos LTDA and ATEM'S Distribuidora de Petroleo S.A. [Member] - BRL (R$)
R$ in Thousands
		3 Months Ended
	Apr. 10, 2019	Mar. 31, 2019
SUBSEQUENT EVENTS
Equity interest sold (as a percent)	90.00%
Disposal result of Equity Holdings		R$ 1,221,366